UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Silverback Asset Management, LLC
Address:  414 Raleigh Road, Suite 250
          Chapel Hill, NC 27517

Form 13F File Number:  028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Elliot Bossen
Title:    Managing Member
Phone:    (919) 969-9300

Signature, Place, and Date of Signing:

      /s/ Elliot Bossen        Chapel Hill, North Carolina     January 24, 2013
      -----------------        ---------------------------     ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:           70
                                         -----------

Form 13F Information Table Value Total:  $ 1,751,851
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.  Form 13F File Number   Name

1    028-12814              Investcorp Silverback Arbitrage Master Fund, Limited


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
        COLUMN 1                   COLUMN 2        COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------- ----------------------- --------- --------- -------------------- ---------- -------- --------------------
                                                                                                                  VOTING AUTHORITY
                                   TITLE OF                   VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------
     NAME OF ISSUER                 CLASS            CUSIP   (x$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE  SHARED NONE
-------------------------- ----------------------- --------- --------- ----------- --- ---- ---------- -------- --------------------
AAR CORP                   Note 1.625% 2014/03/01  000361AK1    6,024    6,147,000 PRN      Shared-Def 1         6,147,000
Advanced Micro Devices     Note 6.000% 2015/05/01  007903AL1   16,366   17,480,000 PRN      Shared-Def 1        17,480,000
A123 Systems Inc           Note 3.750% 2016/04/15  03739TAA6    4,559    7,000,000 PRN      Shared-Def 1         7,000,000
Archer Daniels Midland     Note 0.875% 2014/02/15  039483AW2   34,597   34,587,000 PRN      Shared-Def 1        34,587,000
BGC Partners Inc           Note 4.500% 2016/07/15  05541TAD3   11,425   12,385,000 PRN      Shared-Def 1        12,385,000
BPZ Resources Inc          Note 6.500% 2015/03/01  055639AB4   13,494   15,875,000 PRN      Shared-Def 1        15,875,000
Conseco Inc                Note 7.000% 2016/12/30  12621EAC7   21,094   12,000,000 PRN      Shared-Def 1        12,000,000
Cadence Design Systems     Note 2.625% 2015/06/01  127387AJ7   47,867   26,050,000 PRN      Shared-Def 1        26,050,000
Cemex SA                   Note 4.875% 2015/03/15  151290AV5   31,591   28,850,000 PRN      Shared-Def 1        28,850,000
Central European Dist Corp Note 3.000% 2013/03/15  153435AA0    1,060    2,000,000 PRN      Shared-Def 1         2,000,000
Central European Media
  (Exchange)               Note 5.000% 2015/11/15  153443AH9   17,587   19,064,000 PRN      Shared-Def 1        19,064,000
Charles River Labs         Note 2.250% 2013/06/15  159864AB3    3,120    3,104,000 PRN      Shared-Def 1         3,104,000
Chemed Corp                Note 1.875% 2014/05/15  16359RAC7   18,118   17,255,000 PRN      Shared-Def 1        17,255,000
Cobalt International
  Energy                   Note 2.625% 2019/12/01  19075FAA4    5,063    5,000,000 PRN      Shared-Def 1         5,000,000
Comtech Telecommunications Note 3.000% 2029/05/01  205826AF7   15,543   15,164,000 PRN      Shared-Def 1        15,164,000
Covanta Holding Corp       Note 3.250% 2014/06/01  22282EAC6   33,374   27,384,000 PRN      Shared-Def 1        27,384,000
DST SYS INC DEL            Note 0.000% 2023/08/15  233326AE7   20,617   15,754,000 PRN      Shared-Def 1        15,754,000
Dendreon Corp              Note 2.875% 2016/01/15  24823QAC1    7,814   10,350,000 PRN      Shared-Def 1        10,350,000
DryShips Inc               Note 5.000% 2014/12/01  262498AB4    4,604    5,810,000 PRN      Shared-Def 1         5,810,000
Endeavour Intl Corp        Note 5.500% 2016/07/15  29257MAE0    5,285    7,000,000 PRN      Shared-Def 1         7,000,000
Exelixis Inc               Note 4.250% 2019/08/15  30161QAC8    3,892    4,000,000 PRN      Shared-Def 1         4,000,000
Exterran Holdings Inc      Note 4.250% 2014/06/15  30225XAA1   32,401   28,175,000 PRN      Shared-Def 1        28,175,000
GenCorp Inc                Note 4.063% 2039/12/31  368682AN0   24,358   19,803,000 PRN      Shared-Def 1        19,803,000
Gevo Inc                   Note 7.500% 2022/07/01  374396AA7    3,656    6,500,000 PRN      Shared-Def 1         6,500,000
Gilead Sciences Inc
  Tranche C                Note 1.000% 2014/05/01  375558AN3   18,050   11,000,000 PRN      Shared-Def 1        11,000,000
Goodrich Petroleum Co.     Note 5.000% 2029/10/01  382410AC2   12,984   13,850,000 PRN      Shared-Def 1        13,850,000
Green Plains Renewable
  Energy                   Note 5.750% 2015/11/01  393222AB0    9,059    9,900,000 PRN      Shared-Def 1         9,900,000
Hornbeck Offshore Services Note 1.625% 2026/11/15  440543AE6   18,358   18,140,000 PRN      Shared-Def 1        18,140,000
JAKKS Pacific Inc          Note 4.500% 2014/11/01  47012EAD8   18,132   17,000,000 PRN      Shared-Def 1        17,000,000
James River Coal Co        Note 4.500% 2015/12/01  470355AF5    5,892   13,390,000 PRN      Shared-Def 1        13,390,000
James River Coal Co        Note 3.125% 2018/03/15  470355AH1    6,630   20,400,000 PRN      Shared-Def 1        20,400,000
L-3 Communications
  Holdings                 Note 3.000% 2035/08/01  502413AW7   17,248   17,035,000 PRN      Shared-Def 1        17,035,000
Level 3 Communications     Note 15.000% 2013/01/15 52729NBM1   18,216   18,125,000 PRN      Shared-Def 1        18,125,000
Liberty Media / AOL        Note 3.125% 2023/03/30  530718AF2   97,063   66,541,000 PRN      Shared-Def 1        66,541,000
Medtronic Inc Tranche 2    Note 1.625% 2013/04/15  585055AM8   68,640   68,401,000 PRN      Shared-Def 1        68,401,000
Molson Coors Brewing Co    Note 2.500% 2013/07/30  60871RAA8   38,329   37,763,000 PRN      Shared-Def 1        37,763,000
Molycorp Inc               Note 3.250% 2016/06/15  608753AA7   11,925   18,000,000 PRN      Shared-Def 1        18,000,000
Molycorp Inc               Note 6.000% 2017/09/01  608753AF6    8,619    8,750,000 PRN      Shared-Def 1         8,750,000
NetApp Inc                 Note 1.750% 2013/06/01  64110DAB0   19,644   17,500,000 PRN      Shared-Def 1        17,500,000
Nuance Communications Inc  Note 2.750% 2027/08/15  67020YAB6   12,219    9,284,000 PRN      Shared-Def 1         9,284,000
On Semiconductor Corp      Note 2.625% 2026/12/15  682189AG0   19,748   19,312,000 PRN      Shared-Def 1        19,312,000
Powerwave Technology       Note 3.875% 2027/10/01  739363AF6      516   17,215,000 PRN      Shared-Def 1        17,215,000
RF Micro Devices Tranche 2 Note 1.000% 2014/04/15  749941AJ9   16,876   17,022,000 PRN      Shared-Def 1        17,022,000
SBA Communications         Note 1.875% 2013/05/01  78388JAN6  102,358   59,960,000 PRN      Shared-Def 1        59,960,000
Safeguard Scientifics Inc  Note 5.250% 2018/05/15  786449AJ7   13,330   12,500,000 PRN      Shared-Def 1        12,500,000
Salesforce.com             Note 0.750% 2015/01/15  79466LAB0   22,418   11,204,000 PRN      Shared-Def 1        11,204,000
SOLARFUN POWER HOLDINGS
  CO L                     Note 3.500% 2018/01/15  83415UAB4   12,024   15,125,000 PRN      Shared-Def 1        15,125,000
Stillwater Mining          Note 1.750% 2032/10/15  86074QAL6   23,500   20,000,000 PRN      Shared-Def 1        20,000,000
Suntech Power Holdings     Note 3.000% 2013/03/15  86800CAE4   11,974   25,750,000 PRN      Shared-Def 1        25,750,000
THQ Inc                    Note 5.000% 2014/08/15  872443AB2      933    7,695,000 PRN      Shared-Def 1         7,695,000
Take-Two Interactive
  Systems                  Note 4.375% 2014/06/01  874054AA7   21,281   17,491,000 PRN      Shared-Def 1        17,491,000
Time Warner Telecom        Note 2.375% 2026/04/01  887319AC5   44,003   32,100,000 PRN      Shared-Def 1        32,100,000
Usec Inc                   Note 3.000% 2014/10/01  90333EAC2   18,363   47,388,000 PRN      Shared-Def 1        47,388,000
US Steel                   Note 4.000% 2014/05/15  912909AE8   21,330   19,750,000 PRN      Shared-Def 1        19,750,000
Vector Group               Note 2.500% 2019/01/15  92240MAY4   10,920   10,000,000 PRN      Shared-Def 1        10,000,000
Virgin Media Inc           Note 6.500% 2016/11/15  92769LAB7   51,763   25,146,000 PRN      Shared-Def 1        25,146,000
Sealy Corp                 CONV PREF STK           812139400    5,550       75,000 SH       Shared-Def 1            75,000
Alere Inc                  CONV PREF STK           01449J204    4,735       24,986 SH       Shared-Def 1            24,986
MCMORAN EXPLORATION CO     LISTED EQUITY OPTIONS   582411104    2,990      186,300 SH  Put  Shared-Def 1           186,300
MICROSOFT CORP             LISTED EQUITY OPTIONS   594918104   13,355      500,000 SH  Call Shared-Def 1           500,000
SPDR S&P 500 ETF TR        LISTED EQUITY OPTIONS   78462F103  142,410    1,000,000 SH  Call Shared-Def 1         1,000,000
UNITED THERAPEUTICS
  CORP DEL                 LISTED EQUITY OPTIONS   91307C102   12,020      225,000 SH  Call Shared-Def 1           225,000
VRINGO INC                 LISTED EQUITY OPTIONS   92911N104      718      250,000 SH  Call Shared-Def 1           250,000
MERITOR INC                EQUITY                  59001K100    1,420      300,300 SH       Shared-Def 1           300,300
VRINGO INC                 EQUITY                  92911N104      287      100,000 SH       Shared-Def 1           100,000
BPZ Equity                 EQUITY                  055639108      160       50,900 SH       Shared-Def 1            50,900
CITIGROUP INC              WARRANTS                172967226  114,029    2,882,420 SH       Shared-Def 1         2,882,420
CITIGROUP INC              WARRANTS                172967234   70,943    1,793,300 SH       Shared-Def 1         1,793,300
General Motors A 10
  Wrts 2016                WARRANTS                37045V118  141,707    4,915,265 SH       Shared-Def 1         4,915,265
KINDER MORGAN INC DEL      WARRANTS                49456B119   85,675    2,425,000 SH       Shared-Def 1         2,425,000